SEGMENT INFORMATION	12 Months Ended
Dec. 31, 2012
SEGMENT INFORMATION
SEGMENT INFORMATION

30. SEGMENT INFORMATION

        The Group's chief operating decision maker ("CODM") is the Chief Executive Officer who as of December 31, 2012 reviews the results of four operating segments when making decisions about allocating resources and assessing performance. The segments are film distribution, film investment and production, movie theater, and talent agency.

        The film distribution segment generates revenue from external customers. Its revenues comprise the Group's share of movie theater box office sales for the Group's distribution services and, to the extent the Group has distribution rights outside the PRC, the revenues the Group derives from those arrangements.

        Its cost of revenues includes:

  (1)
  the amortization of the cost of acquiring the distribution right and the participation right; and

  (2)
  the amount that the Group remits to the producers when they are entitled to share the box office sales with the Group based on the distribution arrangement. In the case where the Group produces the film, this amount includes any amount paid by the distribution entities to producing entities within the Group.

        The film investment and production segment generates revenues both from external customers and, through inter-segment transactions, from the Group's own distribution entities.

        The film investment and production segment generates revenues from external customers where the Group invests in a film but does not act as the principal distributor. For films in which the Group acquires all or part of the copyright, these include revenues from the sale of distribution rights and licensing fees to third-party distributors. For films in which the Group does not acquire any copyright, these include revenues from the Group's share of the net profit from distribution agreements with third-party producers.

        Revenue from internal customers comprises revenues received from the distribution entities within the Group who distribute the film.

        Its cost of revenues includes the amortization of production costs.

        The talent agency segment generates revenues from external customers for its talent agency related business. The movie theater segment generates admissions and concession revenues at the box office from external customer, and other revenues which primarily consist of screen advertising revenues. Its cost of revenue mainly includes film rental costs.

        The profitability measure employed by the Group and its CODM for making decisions about allocating resources to segments and assessing segment performance is gross profit less film participation expense. Segments follow the same accounting policies as those described in Note 2.

        The Group's CODM does not assign assets to these segments. Currently, it is not practical to show assets by reportable segments.

        The following table presents selected financial information relating to the Group's segments:

	For the year ended December 31, 2010
	Film distribution	Film investment and production	Talent agency	Movie theater	Intersegment elimination	Consolidated
Revenues from external customers	36,260,981	3,089,161	2,136,451	11,333,193	—	52,819,786
Intersegment revenues	279,560	17,211,668	—	—	(17,491,228)	—
Cost of revenues	(22,129,328)	(15,375,079)	(1,172,549)	(5,316,125)	17,491,228	(26,501,853)
Film participation expenses	—	(696,101)	—	—	—	(696,101)

Segment profit	14,411,213	4,229,649	963,902	6,017,068	—	25,621,832

	For the year ended December 31, 2011
	Film distribution	Film investment and production	Talent agency	Movie theater	Intersegment elimination	Consolidated
Revenues from external customers	92,598,838	6,176,820	1,349,186	26,036,426	—	126,161,270
Intersegment revenues	2,246,219	44,298,547	—	—	(46,544,766)	—
Cost of revenues	(57,979,720)	(43,480,636)	(117,487)	(11,425,140)	46,544,766	(66,458,217)
Film participation expenses	—	(321,100)	—	—	—	(321,100)

Segment profit	36,865,337	6,673,631	1,231,699	14,611,286	—	59,381,953

	For the year ended December 31, 2012
	Film distribution	Film investment and production	Talent agency	Movie theater	Intersegment elimination	Consolidated
Revenues from external customers	62,929,581	37,022,215	610,707	41,720,416	—	142,282,919
Intersegment revenues	1,135,944	36,708,717	—	—	(37,844,661)	—
Cost of revenues	(38,937,435)	(66,875,543)	(24,097)	(18,092,632)	37,844,661	(86,085,046)
Film participation expenses	—	(438,636)	—	—	—	(438,636)

Segment profit	25,128,090	6,416,753	586,610	23,627,784	—	55,759,237

        Reconciliation from consolidated segment profit to consolidated financial statements:

	For the years ended December 31,
	2010	2011	2012
Consolidated segment profit	25,621,832	59,381,953	55,759,237
Sales and marketing	(7,213,519)	(18,506,262)	(18,490,433)
General and administrative	(9,305,393)	(28,371,497)	(41,890,064)
Government subsidies	88,147	220,559	3,866,700
Net interest and exchange loss	(377,010)	1,406,477	220,369
Gain on extinguishment of liability	488,799	—	—
Interest income from TV series investment	856,788	141,545	—
Other income	225,095	770,081	288,157
Changes in fair value of derivatives	(14,528,000)	—	—
Loss on disposal of an equity method investment	—	—	(5,584)

Income (loss) before income tax provision	(4,143,261)	15,042,856	(251,618)

  Geographical information

        The Group operates in the PRC and all of the Group's long lived assets are located in the PRC.

        Revenues, classified by the major geographic areas in which the Group's customers are located (based on the address of the customer who contracted with the Group), were as follows:

	For the years ended December 31,
	2010	2011	2012
Revenues from the PRC	47,153,418	115,478,174	131,609,354
Revenues from countries other than the PRC	5,666,368	10,683,096	10,673,565

Total	52,819,786	126,161,270	142,282,919